Balance Sheets (USD $)	Feb. 29, 2012	Aug. 31, 2011	Aug. 31, 2010
ASSETS
Cash	$ 168,638	$ 19,357	$ 29,178
Total current assets	168,638	19,357	29,178
Total assets (all current)	168,638	19,357	29,178
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)
Accounts payable and accrued expenses	330,755	100,211	215,743
Accounts payable and accrued expenses, related parties	168,024	282,937	184,495
Accrued liabilities, other	34,514	35,476	187,463
Loans and borrowings, related party	0	0	46,892
Loans and borrowings	570,426	598,873	740,000
Total current liabilities	1,103,719	1,017,497	1,374,593
Stockholders' Equity (Deficiency)
Common stock, $0.001 par value; 500,000,000 shares authorized; 87,827,461, (2011: 79,349,908), (2010: 67,046,785) common shares issued and outstanding	87,827	79,349	67,046
Advances for stock subscriptions	162,000	0	0
Additional paid-in capital	11,579,630	11,418,557	10,815,704
Donated capital	77,627	47,367	15,750
Accumulated deficit during the exploration stage	(12,842,165)	(12,543,413)	(12,243,915)
Stockholder' equity (deficiency)	(935,081)	(998,140)	(1,345,415)
Total liabilities and stockholders' equity (deficiency)	$ 168,638	$ 19,357	$ 29,178